Costs and expenses by nature (Details 1) - Selling Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Materials, third-party services, freight, rent and other related costs	$ (1,069)	$ (1,022)	$ (2,189)	$ (2,048)
Depreciation, depletion and amortization	(166)	(154)	(339)	(304)
Allowance for expected credit losses	2	4	(8)	(17)
Employee compensation	(35)	(28)	(65)	(52)
Total	$ (1,268)	$ (1,200)	$ (2,601)	$ (2,421)